Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)	12 Months Ended
Mar. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)
12.
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)

12A Deferred tax assets (net)

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Deferred tax assets (gross)
Compound financial instruments	3,113	3,466	41
Mark to market of derivative instruments	78	151	2
Difference in written down value of PPE as per books of account and tax laws	358	70	1
Unamortised ancillary borrowing cost	1	1	0
Provision for decommissioning costs	811	592	7
Expected credit losses	53	182	2
Losses and unabsorbed depreciation available for offsetting against future taxable income	18,828	23,926	280
Unused tax credit (Minimum alternate tax)	167	292	3
Lease liabilities	377	666	8
Others	432	175	2
Deferred tax assets (gross) - Total (a)	24,218	29,521	346

Deferred tax liabilities (gross)
Mark to market of derivative instruments	37	667	8
Difference in written down value of PPE as per books of account and tax laws	17,923	20,906	245
Unamortised ancillary borrowing cost	142	99	1
Right of use asset	522	712	8
Others	38	64	1
Deferred tax liabilities (gross) - Total (b)	18,662	22,448	263

Deferred tax assets (net) (a) - (b)	5,556	7,073	83

12B Deferred tax liabilities (net)

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Deferred tax liabilities (gross)
Compound financial instruments	217	195	2
Mark to market of derivative instruments	842	797	9
Difference in written down value of PPE as per books of account and tax laws	60,518	68,256	799
Unamortised ancillary borrowing cost	182	168	2
Right of use asset	653	561	7
Others	43	66	1
Deferred tax liabilities (gross) - Total (c)	62,455	70,043	820

Deferred tax assets (gross)
Mark to market of derivative instruments	30	14	0
Unamortised ancillary borrowing cost	5	9	0
Provision for decommissioning costs	1,715	1,685	20
Expected credit losses	370	399	5
Losses and unabsorbed depreciation available for offsetting against future taxable income	37,168	39,487	462
Unused tax credit (Minimum alternate tax)	2,867	2,722	32
Lease liabilities	791	737	9
Government grant (viability gap funding)	453	355	4
Others	351	154	2
Deferred tax assets (gross) - Total (d)	43,750	45,562	533

Deferred tax liabilities (net) (c) - (d)	18,705	24,481	287

12C Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)

Accounting profit / (loss) before income tax	(2,470)	8,142	10,034	117

Tax at the India's tax rate of 25.168% applicable to RPL (March 31, 2024 and 2023: 31.2%)	(771)	2,540	2,525	30
Disallowance (net of allowance) under section 94B of the Income Tax Act (1)	2,034	1,968	1,763	21
Tax rate differences	49	(115)	(217)	(3)
Unabsorbed depreciation and business losses (1) (2)	1,090	1,000	694	8
Change in estimates for recoverability of Minimum alternate tax	(97)	17	(53)	(1)
Adjustment of tax relating to earlier periods	231	(528)	582	7
On account of adoption of new tax ordinance
- MAT credit written off	22	81	414	5
- Recognition / reversal of DTA/ DTL	(1)	(2)	(49)	(1)
Effect of tax holidays and other tax exemptions	(49)	(288)	(20)	(0)
Other non-deductible expenses	51	(678)	(196)	(2)
Tax expense at the effective income tax rate	2,559	3,995	5,443	64

Current tax expense reported in the consolidated statement of profit or loss	966	981	1,514	18
Deferred tax expense reported in the consolidated statement of profit or loss	1,593	3,014	3,929	46
	2,559	3,995	5,443	64

Notes

(1) The Group has not recognised DTA in absence of reasonable certainty towards its realisation.

(2) The amount is net off by INR 2,030 (March 31, 2024: INR 1,064, March 31, 2023: INR 1,446) that represents previously unrecognised DTA which was recognised in the current year.

12D Reconciliation of DTA (net) and DTL (net):

a) For the year ended March 31, 2023

Particulars	Opening balance DTA /(DTL) as at April 1, 2022	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Acquisition of Non-controlling interest	Closing balance DTA / (DTL) as at March 31, 2023
Compound financial instruments	(12)	85	—	2,631	(150)	2,554
Gain / (loss) on mark to market of derivative instruments	463	(0)	(895)	—	—	(432)
Difference in written down value as per books of account and tax laws	(62,551)	(9,996)	—	—	—	(72,547)
Unamortised ancillary borrowing cost	(223)	(87)	—	—	—	(310)
Provision for decommissioning cost	3,434	878	—	—	—	4,312
Expected credit losses	255	129	—	—	—	384
Fair value gain on financial instruments	(9)	9	—	—	—	—
Unabsorbed depreciation available for offsetting against future taxable income	43,949	7,253	—	—	—	51,202
Tax losses available for offsetting against future taxable income	425	(346)	607	—	—	686
Minimum alternate tax	1,892	484	—	—	—	2,376
Lease liabilities	654	70	—	—	—	724
Government grant (viability gap funding)	412	(7)	—	—	—	405
Right of use asset	(672)	(172)	—	—	—	(844)
Others	577	107	(3)	—	—	681
	(11,406)	(1,593)	(291)	2,631	(150)	(10,809)

b) For the year ended March 31, 2024

Particulars	Opening balance DTA /(DTL) as at April 1, 2023	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Closing balance DTA / (DTL) as at March 31, 2024
Compound financial instruments	2,554	380	—	(40)	1	2,895
Gain / (loss) on mark to market of derivative instruments	(432)	(268)	(84)	(275)	287	(772)
Difference in written down value as per books of account and tax laws	(72,547)	(8,775)	—	—	3,237	(78,085)
Unamortised ancillary borrowing cost	(310)	(10)	—	—	1	(319)
Provision for decommissioning cost	4,312	(1,750)	—	—	(37)	2,525
Expected credit losses	384	38	—	—	—	422
Unabsorbed depreciation available for offsetting against future taxable income	51,202	5,160	711	—	(3,126)	53,947
Tax losses available for offsetting against future taxable income	686	1,364	—	—	—	2,050
Minimum alternate tax	2,376	658	—	—	—	3,034
Lease liabilities	724	534	—	—	(91)	1,167
Government grant (viability gap funding)	405	47	—	—	—	452
Right of use asset	(844)	(417)	—	—	87	(1,174)
Others	681	25	3	—	—	709
	(10,809)	(3,014)	630	(315)	359	(13,149)

c) For the year ended March 31, 2025

Particulars	Opening balance DTA /(DTL) as at April 1, 2024	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Closing balance DTA / (DTL) as at March 31, 2025
Compound financial instruments	2,895	407	—	(40)	—	3,262
Gain / (loss) on mark to market of derivative instruments	(772)	28	(32)	(480)	—	(1,256)
Difference in written down value as per books of account and tax laws	(78,085)	(13,428)	—	—	2,463	(89,050)
Unamortised ancillary borrowing cost	(319)	63	—	—	—	(256)
Provision for decommissioning cost	2,525	(234)	—	—	(15)	2,276
Expected credit losses	422	158	—	—	—	580
Unabsorbed depreciation available for offsetting against future taxable income	53,947	8,483	42	—	(2,256)	60,216
Tax losses available for offsetting against future taxable income	2,050	1,111	—	—	—	3,161
Minimum alternate tax	3,034	(20)	—	—	—	3,014
Lease liabilities	1,167	287	—	—	(52)	1,402
Government grant (viability gap funding)	452	(98)	—	—	—	354
Right of use asset	(1,174)	(148)	—	—	50	(1,272)
Others	709	(535)	(10)	—	—	161
	(13,149)	(3,929)	0	(520)	190	(17,408)

The Group based on profit projections supported by existing PPAs and underlying contractual agreements believes that the utlisation of entire deferred tax assets is probable. All items of deferred tax assets have an infinite life except for those on tax losses and MAT which can be carried forward for a maximum period 8 years and 15 years, respectively, from the date of their origination. The Group based on its current profit projections expects to realise the deferred tax asset recognised on tax losses and MAT in their respective permissible carried forward periods. Additionally, the Group has performed sensitivities by reducing revenues and profits by 5% and noted that there was no material impact on recoverability of the recognised deferred tax assets.

The Group has tax losses amounting to INR 15,002 (March 31, 2024: INR 17,538; March 31, 2023: INR 9,052) having an expiry period of 1 to 8 years (March 31, 2024 and 2023: 1 to 8 years), unabsorbed depreciation amounting to INR 13 (March 31, 2024: INR 5,187; March 31, 2023: INR 5,917) which are available for utilisation indefinitely and MAT credit amounting to INR 16 (March 31, 2024: INR 229; March 31, 2023: INR 213) having an expiry period of 5 to 15 years (March 31, 2024: 8 to 15 years and March 31, 2023: 6 to 15 years) on which deferred tax assets have not been recognised as there may not be sufficient taxable profits to offset these losses.

Certain subsidiaries of the Group have undistributed earnings which, if paid out as dividends, would be subject to tax in the hands of recipient. An assessable temporary difference exists, but no deferred tax liability has been recognised as the Parent is able to control timing of distributions from these subsidiaries. The Parent is not expected to distribute these profits from the subsidiaries in the foreseeable future and no material tax charge is expected whenever distribution occurs.

12E There are additional disallowances / additions to returned income of RPL in earlier years on account of share based payment expenses, interest expense and few other disallowances.The management based on past legal precedents and the views of tax specialists believes that it has strong grounds on merit for successful appeal in this matter. The total exposure on the Group on account of such disallowances is INR 1,675 (March 31, 2024: INR 1,675) plus applicable interest till the settlement of such disputes. Further, the management based on past legal precedents and the views of tax specialists also believes that no penalty can be levied on such issue.